Equity - Non-controlling interests financial information (Details) - USD ($)		12 Months Ended
	Nov. 05, 2009	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-controlling interests		$ 113,738,000	$ 121,825,000	$ 106,751,000
Quebec Silicon General Partner
Proportion of ownership interest in subsidiary		51.00%
WVA Manufacturing, LLC
Additional cost per operating agreement	$ 100
WVA Manufacturing, LLC | Globe Specialty Metals Inc
Production output sold (as a percentage)	51.00%
Non-controlling interests		$ 65,576,000	68,020,000
WVA Manufacturing, LLC | Dow Corning Corporation
Production output sold (as a percentage)	49.00%
WVA Manufacturing, LLC | Dow Corning Corporation | Globe Specialty Metals Inc
Membership interest sold (as a percentage)	49.00%
Quebec Silicon Limited Partnership
Additional cost per operating agreement		$ 250
Quebec Silicon Limited Partnership | Globe Specialty Metals Inc
Production output sold (as a percentage)		51.00%
Non-controlling interests		$ 45,938,000	$ 50,786,000
Quebec Silicon Limited Partnership | Dow Corning Corporation
Production output sold (as a percentage)		49.00%